SCHEDULE OF CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Net loss	$ (6,119,000)	$ (2,460,000)	$ (8,486,000)	$ (5,445,000)	$ (6,398,000)	$ (1,653,000)		$ (4,638,000)	$ 230,000
Adjustments to reconcile net loss to net cash used in operating activities:					1,305,000	(73,000)
Changes in operating assets and liabilities:				(265,000)	5,504,000	(538,000)
Net cash provided by (used in) operating activities			(5,410,000)	(614,000)	411,000	(2,264,000)		(330,000)	(2,012,000)
Cash flows from investing activities
Net cash used in investing activities			(6,000)	(137,000)	(14,000)	(149,000)		(244,000)	(118,000)
Cash flows from financing activities
Net cash provided by financing activities			(42,000)	(154,000)	3,411,000	2,917,000		1,178,000	4,024,000
Net change in cash			(5,458,000)	(905,000)	3,808,000	504,000		604,000	1,894,000
Cash at beginning of year		2,895,000	6,703,000	2,795,000	2,895,000	2,291,000	$ 2,795,000	2,291,000	397,000
Cash at end of period	$ 1,245,000	$ 1,890,000	$ 1,245,000	$ 1,890,000	$ 6,703,000	$ 2,795,000	$ 6,703,000	$ 2,895,000	$ 2,291,000